Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash equivalents	$ 10,700,000	$ 4,000,000
Impairment of long-lived assets	0	$ 0
Deferred offering cost	$ 1,325,339